Loans and Borrowings - Senior Credit Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 418,057	$ 59,250		$ 168,102
Repayments of borrowings	55,650	113,240
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	418,057	59,250
Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility size		150,000
Borrowings		50,000
Repayments of borrowings	50,000
Senior Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	48,303
Senior Credit Facility | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	2.25%
Senior Credit Facility | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.25%
Senior secured revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility size	$ 75,000	$ 150,000
Accordion option	$ 100,000
Senior secured revolving credit facility | Amended Senior Secured Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility size			$ 150,000
Senior secured revolving credit facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, undrawn commitment fees (as a percent)	0.56%
Senior secured revolving credit facility | Bottom of range | Amended Senior Secured Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, undrawn commitment fees (as a percent)			0.45%
Senior secured revolving credit facility | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, undrawn commitment fees (as a percent)	1.06%
Senior secured revolving credit facility | Top of range | Amended Senior Secured Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, undrawn commitment fees (as a percent)			0.90%
Senior secured revolving credit facility | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	2.25%
Senior secured revolving credit facility | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.25%
Senior secured revolving credit facility | SOFR | Bottom of range | Amended Senior Secured Credit Facility
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			2.00%
Senior secured revolving credit facility | SOFR | Top of range | Amended Senior Secured Credit Facility
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			4.00%